United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Total Return Series, Inc.
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/09

Date of Reporting Period:  Quarter ended 2/28/09

Item 1.                      Schedule of Investments

Federated Total Return Bond Fund

Portfolio of Investments

February 28, 2009 (unaudited)

Principal Amount or Shares			Value
		CORPORATE BONDS--26.7%
		Basic Industry - Chemicals--0.3%
$1,380,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	$1,154,881
1,050,000		Du Pont (E.I.) de Nemours & Co., 5.00%, 1/15/2013	1,076,770
2,650,000		Du Pont (E.I.) de Nemours & Co., 6.00%, 7/15/2018	2,579,481
500,000		Du Pont (E.I.) de Nemours & Co., Note, 6.875%, 10/15/2009	516,638
1,860,000		Praxair, Inc., 4.625%, 3/30/2015	1,910,139
3,000,000		Rohm & Haas Co., 6.00%, 9/15/2017	2,546,872
		TOTAL	9,784,781
		Basic Industry - Metals & Mining--0.5%
650,000		Alcan, Inc., 5.00%, 6/1/2015	523,975
1,410,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	914,405
3,100,000		ArcelorMittal, 6.125%, 6/1/2018	2,387,153
1,670,000		BHP Finance (USA), Inc., 5.00%, 12/15/2010	1,670,688
3,000,000		Barrick N.A. Finance LLC, Company Guarantee, 6.80%, 9/15/2018	2,864,985
420,000	[1,2]	Codelco, Inc., 4.75%, 10/15/2014	400,890
1,210,000	[1,2]	Codelco, Inc., Bond, 5.625%, 9/21/2035	877,250
2,290,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	1,542,653
2,410,000		Rio Tinto Finance USA Ltd., 5.875%, 7/15/2013	2,198,396
2,410,000		Rio Tinto Finance USA Ltd., 6.50%, 7/15/2018	2,127,951
2,200,000	[1,2]	Xstrata Finance Canada Ltd., Unsecd. Note, 5.50%, 11/16/2011	1,877,592
		TOTAL	17,385,938
		Basic Industry - Paper--0.2%
910,000		Louisiana-Pacific Corp., 8.875%, 8/15/2010	785,594
342,000		Westvaco Corp., 7.65%, 3/15/2027	284,177
2,700,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	2,241,340
4,000,000		Weyerhaeuser Co., Deb., 7.375%, 3/15/2032	2,608,566
		TOTAL	5,919,677
		Capital Goods - Aerospace & Defense--0.4%
470,000	[1,2]	BAE Systems Holdings, Inc., 4.75%, 8/15/2010	466,970
600,000	[1,2]	BAE Systems Holdings, Inc., 5.20%, 8/15/2015	545,566
100,000		Boeing Capital Corp., Sr. Note, Series XI, 2.38%, 11/15/2009	97,438
4,500,000		Boeing Co., Note, 5.125%, 2/15/2013	4,578,429
3,925,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	3,140,000
2,910,000		Lockheed Martin Corp., Sr. Note, 4.121%, 3/14/2013	2,942,760
2,165,000		Raytheon Co., Unsecd. Note, 5.375%, 4/1/2013	2,193,249
		TOTAL	13,964,412
		Capital Goods - Building Materials--0.0%
1,750,000		RPM International, Inc., 6.50%, 2/15/2018	1,508,539
		Capital Goods - Construction Machinery--0.3%
400,000		Caterpillar Financial Services Corporation, Unsub., 4.30%, 6/1/2010	404,641
5,000,000		Caterpillar, Inc., 7.00%, 12/15/2013	5,403,516
69,000		Caterpillar, Inc., Deb., 5.30%, 9/15/2035	55,404
500,000		John Deere Capital Corp., 7.00%, 3/15/2012	532,643
2,500,000		John Deere Capital Corp., Bond, 5.10%, 1/15/2013	2,548,497
100,000		John Deere Capital Corp., Sr. Note, Series D, 1.201%, 12/18/2009	98,493
		TOTAL	9,043,194
		Capital Goods - Diversified Manufacturing--1.0%
3,540,000		Dover Corp., Note, 5.45%, 3/15/2018	3,556,859
1,230,000		Emerson Electric Co., 4.875%, 10/15/2019	1,203,776
1,000,000		Emerson Electric Co., Unsecd. Note, 7.125%, 8/15/2010	1,068,675
2,500,000		General Electric Co., Note, 5.00%, 2/1/2013	2,433,071
3,560,000		Harsco Corp., 5.75%, 5/15/2018	3,576,688
650,000		Honeywell International, Inc., Note, 7.50%, 3/1/2010	685,362
4,040,000		Hubbell, Inc., 5.95%, 6/1/2018	3,947,024
1,745,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	1,597,659
2,520,000		Roper Industries, Inc., 6.625%, 8/15/2013	2,503,660
4,740,000		Textron Financial Corp., 5.40%, 4/28/2013	2,911,754
1,820,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067	290,729
3,500,000		Thomas & Betts Corp., Note, 7.25%, 6/1/2013	3,639,812
3,680,000		Tyco Electronics Group SA, 5.95%, 1/15/2014	3,189,736
		TOTAL	30,604,805
		Capital Goods - Environmental--0.0%
1,500,000		Waste Management, Inc., 7.375%, 3/11/2019	1,502,312
		Capital Goods - Packaging--0.0%
940,000		Pactiv Corp., 6.40%, 1/15/2018	758,465
		Communications - Media & Cable--0.6%
3,000,000		Comcast Corp., 7.125%, 6/15/2013	3,169,470
4,700,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	4,547,507
3,710,000		Cox Communications, Inc., Unsecd. Note, 4.625%, 1/15/2010	3,679,062
5,000,000		Time Warner Cable, Inc., Company Guarantee, 8.75%, 2/14/2019	5,330,211
3,200,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	2,867,394
		TOTAL	19,593,644
		Communications - Media Noncable--0.3%
1,700,000		British Sky Broadcasting Group PLC, 8.20%, 7/15/2009	1,717,719
230,000		News America Holdings, Inc., Company Guarantee, 8.00%, 10/17/2016	231,771
6,000,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	6,344,333
2,546,000		Univision Communications, Inc., 7.85%, 7/15/2011	1,463,950
		TOTAL	9,757,773
		Communications - Telecom Wireless--0.5%
7,430,000		AT&T Wireless Services, Inc., 8.75%, 3/1/2031	8,134,879
3,460,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	3,293,920
460,000		Vodafone Group PLC, 5.35%, 2/27/2012	467,409
4,730,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	4,594,159
		TOTAL	16,490,367
		Communications - Telecom Wirelines--1.4%
27,200,000		AT&T, Inc., 6.70%, 11/15/2013	29,049,465
100,000		GTE California, Inc., Deb., 6.70%, 9/1/2009	102,470
5,000,000		Rogers Communications, Inc., 6.80%, 8/15/2018	5,018,030
1,250,000		SBC Communications, Inc., 5.10%, 9/15/2014	1,248,457
200,000		Southwestern Bell Telephone Co., Deb., 7.20%, 10/15/2026	187,188
2,015,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010	1,993,694
750,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	774,124
4,070,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	4,175,406
1,700,000		Verizon Communications, Inc., 6.10%, 4/15/2018	1,696,240
500,000		Verizon Florida LLC, Sr. Unsecd. Note, Series F, 6.125%, 1/15/2013	508,545
		TOTAL	44,753,619
		Consumer Cyclical - Automotive--0.7%
4,660,000	[1,2]	American Honda Finance Corp., 4.625%, 4/2/2013	4,368,291
4,950,000	[1,2]	American Honda Finance Corp., 7.625%, 10/1/2018	4,625,407
3,420,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	3,162,096
3,000,000		DaimlerChrysler North America Holding Corp., Note, 4.875%, 6/15/2010	2,889,051
126,000	[1,2]	GMAC LLC, Series 144A, 6.00%, 4/1/2011	81,406
3,000,000		Johnson Controls, Inc., Sr. Note, 5.25%, 1/15/2011	2,758,963
4,210,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 5.625%, 3/14/2011	4,099,205
		TOTAL	21,984,419
		Consumer Cyclical - Entertainment--0.5%
230,000		International Speedway Corp., 4.20%, 4/15/2009	229,618
1,170,000		International Speedway Corp., 5.40%, 4/15/2014	1,080,284
1,400,000		Time Warner, Inc., 5.50%, 11/15/2011	1,397,562
10,000,000		Time Warner, Inc., Company Guarantee, 6.875%, 5/1/2012	10,128,534
3,800,000		Walt Disney Co., Note, 5.70%, 7/15/2011	4,089,536
		TOTAL	16,925,534
		Consumer Cyclical - Lodging--0.0%
850,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	412,501
		Consumer Cyclical - Retailers--0.6%
1,920,000		Best Buy Co., Inc., Sr. Unsecd. Note, 6.75%, 7/15/2013	1,819,649
713,472	[1,2]	CVS Caremark Corp., Pass Thru Cert., 5.298%, 1/11/2027	501,830
500,000		CVS Caremark Corp., Sr. Note, 5.75%, 8/15/2011	521,202
3,985,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.75%, 6/1/2017	3,898,831
3,230,000		Costco Wholesale Corp., 5.30%, 3/15/2012	3,413,207
500,000		Home Depot, Inc., Sr. Unsecd. Note, 4.625%, 8/15/2010	501,775
2,520,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018	1,774,544
210,000		Kohl's Corp., Unsecd. Note, 7.375%, 10/15/2011	216,787
1,000,000		Target Corp., Sr. Unsecd. Note, 5.375%, 5/1/2017	960,983
2,750,000		Target Corp., Unsecd. Note, 7.50%, 8/15/2010	2,957,120
250,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 5.80%, 2/15/2018	266,257
750,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 6.875%, 8/10/2009	769,710
		TOTAL	17,601,895
		Consumer Cyclical - Services--0.1%
2,100,000		Boston University, 7.625%, 7/15/2097	2,586,608
200,000		Cintas Corp. No. 2, Company Guarantee, 6.00%, 6/1/2012	198,498
1,000,000		Pitney Bowes, Inc., Unsecd. Note, 3.875%, 6/15/2013	963,902
		TOTAL	3,749,008
		Consumer Cyclical - Textile--0.0%
60,000		V.F. Corp., Note, 8.50%, 10/1/2010	61,231
		Consumer Non-Cyclical - Food/Beverage--1.5%
3,100,000		Bottling Group LLC, Company Guarantee, 6.95%, 3/15/2014	3,531,624
3,210,000		Bottling Group LLC, Note, 5.50%, 4/1/2016	3,325,025
1,510,000		Coca-Cola Enterprises, Inc., 4.25%, 3/1/2015	1,484,488
100,000		Coca-Cola Enterprises, Inc., Sr. Deb., 6.75%, 9/15/2023	100,652
5,000,000		Diageo Capital PLC, Company Guarantee, 7.375%, 1/15/2014	5,510,672
100,000		General Foods Co., Deb., 7.00%, 6/15/2011	100,390
3,380,000		General Mills, Inc., Note, 5.70%, 2/15/2017	3,434,555
2,000,000		Hershey Foods Corp., Sr. Unsecd. Note, 5.00%, 4/1/2013	2,064,783
2,880,000		Kellogg Co., 4.25%, 3/6/2013	2,894,138
1,060,000		Kellogg Co., Sr. Unsub., 5.125%, 12/3/2012	1,101,983
500,000		Kraft Foods, Inc., 6.50%, 11/1/2031	478,966
1,150,000		Kraft Foods, Inc., Note, 6.25%, 6/1/2012	1,236,176
9,950,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.125%, 2/1/2018	9,973,409
2,630,000		PepsiCo, Inc., 4.65%, 2/15/2013	2,772,502
3,000,000		PepsiCo, Inc., 7.90%, 11/1/2018	3,593,250
150,000		Ralston Purina Co., Deb., 7.875%, 6/15/2025	184,986
200,000		Ralston Purina Co., Deb., 8.125%, 2/1/2023	259,308
3,525,000	[1,2]	SABMiller PLC, Note, 6.20%, 7/1/2011	3,511,941
2,000,000		Wrigley (Wm.), Jr. Co., 4.30%, 7/15/2010	1,980,000
		TOTAL	47,538,848
		Consumer Non-Cyclical - Health Care--0.6%
1,050,000		Baxter International, Inc., 6.25%, 12/1/2037	1,093,360
3,000,000		Covidien International Finance SA, 5.45%, 10/15/2012	3,006,487
880,000		Medtronic, Inc., Note, Series B, 4.375%, 9/15/2010	899,626
10,000,000		Quest Diagnostics, Inc., 5.125%, 11/1/2010	10,006,711
3,885,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 6.40%, 7/1/2017	3,750,183
		TOTAL	18,756,367
		Consumer Non-Cyclical - Pharmaceuticals--0.7%
9,670,000		Abbott Laboratories, 5.15%, 11/30/2012	10,337,351
500,000		Abbott Laboratories, Sr. Unsecd. Note, 5.60%, 11/30/2017	519,493
2,109,000		Eli Lilly & Co., Bond, 5.20%, 3/15/2017	2,138,255
3,000,000		Eli Lilly & Co., Note, 6.00%, 3/15/2012	3,275,373
400,000		Eli Lilly & Co., Unsecd. Note, 6.57%, 1/1/2016	437,129
3,740,000		Genentech, Inc., Note, 4.75%, 7/15/2015	3,680,493
645,000		Pharmacia Corp., Sr. Deb., 6.50%, 12/1/2018	705,382
		TOTAL	21,093,476
		Consumer Non-Cyclical - Products--0.2%
500,000		Avon Products, Inc., Series B, 7.15%, 11/15/2009	514,076
1,000,000		Philips Electronics NV, 4.625%, 3/11/2013	989,187
2,840,000		Philips Electronics NV, 5.75%, 3/11/2018	2,737,703
700,000		Procter & Gamble Co., Unsub., 6.875%, 9/15/2009	720,765
445,000		Snap-On, Inc., 6.25%, 8/15/2011	469,116
2,190,000		Whirlpool Corp., 5.50%, 3/1/2013	1,840,568
		TOTAL	7,271,415
		Consumer Non-Cyclical - Supermarkets--0.3%
4,000,000		Kroger Co., 7.50%, 1/15/2014	4,423,976
3,000,000		Kroger Co., Bond, 6.90%, 4/15/2038	3,050,934
1,380,000		Sysco Corp., Sr. Unsecd. Note, 4.20%, 2/12/2013	1,398,652
		TOTAL	8,873,562
		Consumer Non-Cyclical - Tobacco--0.5%
3,350,000		Altria Group, Inc., 9.25%, 8/6/2019	3,422,444
4,260,000		Philip Morris International, Inc., 5.65%, 5/16/2018	4,160,938
5,000,000		Philip Morris International, Inc., 6.875%, 3/17/2014	5,425,690
5,000,000		Reynolds American, Inc., Sr. Secd. Note, 7.75%, 6/1/2018	4,331,250
		TOTAL	17,340,322
		Energy - Independent--0.6%
3,000,000		Anadarko Finance Co., 6.75%, 5/1/2011	3,044,613
1,420,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.95%, 9/15/2016	1,266,920
3,940,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	3,507,714
2,380,000		Devon Energy Corp., 6.30%, 1/15/2019	2,331,517
400,000		Occidental Petroleum Corp., Deb., 10.125%, 9/15/2009	411,435
1,730,000		Pemex Project Funding Master, 5.75%, 12/15/2015	1,586,734
455,400	[1,2]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	453,851
5,760,000		XTO Energy, Inc., 6.375%, 6/15/2038	4,886,034
610,000		XTO Energy, Inc., 6.75%, 8/1/2037	550,820
895,000		XTO Energy, Inc., Sr. Unsecd. Note, 6.25%, 8/1/2017	861,881
		TOTAL	18,901,519
		Energy - Integrated--0.5%
100,000		BP PLC, Deb., 8.75%, 3/1/2032	126,975
6,150,000		Conoco, Inc., 7.25%, 10/15/2031	6,546,606
6,118,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	5,626,238
972,300	[1,2]	Qatar Petroleum, 5.579%, 5/30/2011	928,996
1,200,000	[1,2]	StatoilHydro ASA, 5.125%, 4/30/2014	1,224,590
		TOTAL	14,453,405
		Energy - Oil Field Services--0.1%
2,040,000		Weatherford International Ltd., 6.00%, 3/15/2018	1,726,478
2,350,000		Weatherford International Ltd., 9.875%, 3/1/2039	2,353,162
		TOTAL	4,079,640
		Energy - Refining--0.1%
4,020,000		Valero Energy Corp., 7.50%, 4/15/2032	3,401,854
900,000		Valero Energy Corp., Note, 4.75%, 4/1/2014	795,817
		TOTAL	4,197,671
		Financial Institution - Banking--2.9%
3,100,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	2,623,266
2,000,000		Bank of America Corp., Sr. Unsecd. Note, 5.75%, 12/1/2017	1,712,721
1,225,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.90%, 5/1/2013	1,081,172
2,500,000	[1,2]	Barclays Bank PLC, 5.926%, 12/31/2049	593,750
20,000,000		Citigroup, Inc., Sr. Unsecd. Note, 6.50%, 8/19/2013	18,836,548
4,790,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	4,141,665
2,000,000		Credit Suisse (USA), Inc., 5.125%, 1/15/2014	1,917,162
150,000		Credit Suisse (USA), Inc., Note, 6.125%, 11/15/2011	153,859
537,000		Credit Suisse (USA), Inc., Note, 6.50%, 1/15/2012	545,635
2,450,000		Credit Suisse (USA), Inc., Sr. Note, 5.50%, 8/16/2011	2,483,308
1,000,000		Credit Suisse (USA), Inc., Unsecd. Note, 5.50%, 8/15/2013	978,341
1,250,000		Credit Suisse FB USA,Inc., Company Guarantee, 5.125%, 8/15/2015	1,142,694
3,000,000		First Union Institutional Capital I, Bond, 8.04%, 12/1/2026	2,250,000
4,000,000		Household Finance Corp., 7.00%, 5/15/2012	3,953,050
50,000		Household Finance Corp., Sr. Note, Series NOTZ, 6.40%, 9/15/2009	49,770
150,000		Household Finance Corp., Sr. Note, Series NOTZ, 6.70%, 9/15/2009	149,540
1,000,000		Hudson United Bancorp, 7.00%, 5/15/2012	1,046,863
3,150,000		JPMorgan Chase & Co., 5.75%, 1/2/2013	3,015,817
1,660,000		JPMorgan Chase & Co., Sr. Note, 6.00%, 1/15/2018	1,659,932
4,500,000		JPMorgan Chase & Co., Sub. Note, 5.125%, 9/15/2014	4,013,959
500,000		JPMorgan Chase & Co., Sub. Note, 6.75%, 2/1/2011	516,357
2,185,000		Manufacturers & Traders Trust Co., Sub. Note, 5.629%, 12/1/2021	1,517,905
80,000		Marshall & Ilsley Bank, Milwaukee, 4.65%, 12/20/2012	79,637
2,700,000		Marshall & Ilsley Bank, Milwaukee, Sr. Note, 4.40%, 3/15/2010	2,535,605
750,000		National City Bank, Pennsylvania, 7.25%, 10/21/2011	738,463
2,000,000		Northern Trust Corp., 4.60%, 2/1/2013	1,944,333
1,000,000		PNC Bank, N.A., Series BKNT, 6.00%, 12/7/2017	910,001
3,000,000		PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010	2,946,253
2,235,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	2,001,732
3,000,000		PNC Funding Corp., Sub. Note, 7.50%, 11/1/2009	3,057,981
1,200,000		Popular North America, Inc., 5.65%, 4/15/2009	1,196,344
1,433,333	[1,2]	Regional Diversified Funding, 9.25%, 3/15/2030	589,487
80,000		Southwest Bank AN M&I, Series CD2, 4.65%, 12/20/2012	79,637
1,660,000		Sovereign Bancorp, Inc., Sr. Note, 4.80%, 9/1/2010	1,567,270
750,000		State Street Bank and Trust Co., Sub. Note, 5.30%, 1/15/2016	666,675
2,180,000		U.S. Bank, N.A., Sub. Note, 4.95%, 10/30/2014	2,142,383
1,000,000		Wachovia Bank N.A., 4.80%, 11/1/2014	883,984
2,300,000		Wachovia Bank N.A., Sub. Note, 4.875%, 2/1/2015	2,018,949
12,120,000		Wachovia Corp., 5.75%, 2/1/2018	11,259,544
2,650,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	2,663,709
1,500,000		Zions Bancorp, Sub. Note, 5.50%, 11/16/2015	1,027,075
		TOTAL	92,692,376
		Financial Institution - Brokerage--2.3%
550,000	[3]	Bear Stearns & Cos., Inc., Note, 4.50%, 10/28/2010	549,575
1,370,000	[3]	Bear Stearns & Cos., Inc., Sr. Unsecd. Note, 5.70%, 11/15/2014	1,306,243
16,230,000	[3]	Bear Stearns & Cos., Inc., Sr. Unsecd. Note, 7.25%, 2/1/2018	16,766,364
5,180,000		Blackrock, Inc., 6.25%, 9/15/2017	5,008,922
2,975,000		Eaton Vance Corp., 6.50%, 10/2/2017	2,560,193
2,645,000	[1,2]	FMR Corp., Bond, 7.57%, 6/15/2029	2,418,712
2,500,000		Goldman Sachs Group, Inc., 6.125%, 2/15/2033	2,046,901
1,000,000		Goldman Sachs Group, Inc., 6.60%, 1/15/2012	990,264
1,500,000		Goldman Sachs Group, Inc., Note, 5.25%, 10/15/2013	1,416,943
850,000		Goldman Sachs Group, Inc., Note, Series MTNB, 7.35%, 10/1/2009	868,541
9,310,000		Goldman Sachs Group, Inc., Sr. Note, 6.15%, 4/1/2018	8,513,051
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.35%, 1/15/2016	889,577
6,870,000		Invesco Ltd., Note, 4.50%, 12/15/2009	6,537,745
750,000		Janus Capital Group, Inc., Sr. Note, 6.50%, 6/15/2012	507,002
2,900,000		Janus Capital Group, Inc., Sr. Note, 6.95%, 6/15/2017	1,525,209
2,401,000		Lehman Brothers Holdings, Inc., 7.875%, 8/15/2010	324,135
1,750,000		Lehman Brothers Holdings, Inc., Note, 8.50%, 8/1/2015	236,250
1,253,000		Merrill Lynch & Co., Inc., Note, 4.125%, 9/10/2009	1,188,979
200,000		Merrill Lynch & Co., Inc., Sr. Unsub., Series MLNP, 4.05%, 9/29/2010	189,404
1,000,000		Merrill Lynch & Co., Inc., Sub., 5.70%, 5/2/2017	709,225
650,000		Merrill Lynch & Co., Inc., Unsecd. Note, 5.45%, 7/15/2014	537,828
12,350,000		Merrill Lynch & Co., Sr. Unsecd. Note, 5.45%, 2/5/2013	10,773,724
250,000		Morgan Stanley Group, Inc., 5.30%, 3/1/2013	233,002
600,000		Morgan Stanley Group, Inc., Note, 4.25%, 5/15/2010	589,724
50,000		Morgan Stanley, Sr. Unsecd. Note, 5.05%, 1/21/2011	49,159
1,075,000		Morgan Stanley, Sr. Unsecd. Note, 5.95%, 12/28/2017	949,034
1,855,000		Morgan Stanley, Sr. Unsecd. Note, 6.00%, 4/28/2015	1,703,624
4,580,000		Morgan Stanley, Sr. Unsecd. Note, 6.625%, 4/1/2018	4,277,990
440,000		Nuveen Investments, 5.00%, 9/15/2010	266,200
440,000		Nuveen Investments, 5.50%, 9/15/2015	63,800
		TOTAL	73,997,320
		Financial Institution - Finance Noncaptive--1.7%
6,480,000		American Express Credit Corp., 5.875%, 5/2/2013	6,019,139
5,000,000		American Express Credit Corp., 7.30%, 8/20/2013	4,880,504
500,000		American General Finance Corp., 4.00%, 3/15/2011	227,549
2,000,000		American International Group, Inc., Sr. Note, 4.70%, 10/1/2010	1,520,000
1,555,000		Berkshire Hathaway, Inc., Company Guarantee, 4.85%, 1/15/2015	1,580,572
50,000		CIT Group, Inc., Sr. Note, Series NOTZ, 6.05%, 5/15/2013	32,658
75,000		CIT Group, Inc., Sr. Note, Series NOTZ, 6.20%, 2/15/2013	49,425
2,360,000		Capital One Capital IV, 6.745%, 2/17/2037	1,072,261
1,795,000		Capmark Financial Group, Inc., Company Guarantee, Series WI, 6.80%, 5/10/2017	361,524
250,000		Countrywide Home Loan, Inc., Company Guarantee, 6.25%, 4/15/2009	250,625
15,000,000		General Electric Capital Corp., 4.80%, 5/1/2013	14,081,130
6,840,000		General Electric Capital Corp., 5.625%, 5/1/2018	5,970,622
1,250,000		General Electric Capital Corp., 5.625%, 9/15/2017	1,098,427
3,200,000		General Electric Capital Corp., 6.875%, 1/10/2039	2,662,637
193,000		General Electric Capital Corp., Note, Series MTNA, 7.375%, 1/19/2010	198,710
1,000,000		General Electric Capital Corp., Sr. Unsecd. Note, 5.375%, 10/20/2016	899,135
1,000,000		General Electric Capital Corp., Unsecd. Note, Series MTNA, 5.25%, 4/15/2013	952,487
2,600,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	787,841
2,800,000		HSBC Finance Corp., 4.75%, 4/15/2010	2,767,408
1,000,000		HSBC Finance Corp., 5.00%, 6/30/2015	865,056
50,000		HSBC Finance Corp., Sr. Unsecd. Note, 5.70%, 6/1/2011	48,163
1,000,000	[1,2]	ILFC E-Capital Trust I, 5.90%, 12/21/2065	122,216
1,520,000		International Lease Finance Corp., 4.875%, 9/1/2010	1,096,300
7,450,000		International Lease Finance Corp., 6.625%, 11/15/2013	4,856,655
500,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.125%, 11/1/2010	370,625
1,000,000	[1,2]	Lukoil International Finance BV, 6.356%, 6/7/2017	735,000
743,000		Susa Partnership LP, Deb., 7.50%, 12/1/2027	716,848
		TOTAL	54,223,517
		Financial Institution - Insurance - Health--0.3%
3,530,000		CIGNA Corp., 6.35%, 3/15/2018	3,068,180
2,383,000		UnitedHealth Group, Inc., 6.00%, 11/15/2017	2,246,393
4,795,000		UnitedHealth Group, Inc., Bond, 6.00%, 2/15/2018	4,634,776
		TOTAL	9,949,349
		Financial Institution - Insurance - Life--0.5%
3,600,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	2,433,709
3,000,000		MetLife, Inc., Sr. Unsecd. Note, Series A, 6.817%, 8/15/2018	2,790,960
4,210,000	[1,2]	Pacific Life Global Funding, Note, 5.15%, 4/15/2013	4,098,253
3,000,000	[1,2]	Pacific LifeCorp., Bond, 6.60%, 9/15/2033	2,694,692
1,640,000		Prudential Financial, Inc., 5.15%, 1/15/2013	1,492,902
1,050,000		Prudential Financial, Inc., 6.625%, 12/1/2037	741,577
		TOTAL	14,252,093
		Financial Institution - Insurance - P&C--1.0%
9,260,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	8,651,546
3,780,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017	3,400,904
2,625,000		Allstate Corp., Unsecd. Note, 5.00%, 8/15/2014	2,361,058
1,000,000		Assured Guaranty US Hldg, 7.00%, 6/1/2034	406,960
2,510,000		CNA Financial Corp., 6.50%, 8/15/2016	1,836,010
3,590,000		Chubb Corp., Sr. Note, 5.75%, 5/15/2018	3,494,699
1,000,000		Cincinnati Financial Corp., 6.92%, 5/15/2028	638,924
820,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	656,447
1,750,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	1,406,876
2,187,000		Penn Central Corp., Sub. Note, 10.875%, 5/1/2011	1,841,686
2,600,000	[1,2]	TIAA Global Markets, Inc., 4.95%, 7/15/2013	2,580,928
2,395,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	2,306,788
3,350,000	[1,2]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	1,549,375
		TOTAL	31,132,201
		Financial Institution - REITs--0.3%
2,920,000		AMB Property LP, 6.30%, 6/1/2013	2,165,322
870,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	574,977
1,000,000		Liberty Property LP, 6.625%, 10/1/2017	725,718
3,950,000		Prologis, Sr. Note, 5.50%, 4/1/2012	2,567,990
3,500,000		Simon Property Group LP, 6.125%, 5/30/2018	2,855,033
1,400,000		Simon Property Group, Inc., Note, 5.60%, 9/1/2011	1,275,969
		TOTAL	10,165,009
		Foreign-Local-Government-0.0%
900,000		Ontario, Province of, 4.375%, 2/15/2013	926,867
		Government Agency--0.0%
500,000		Private Export Funding Corp., Series G, 6.67%, 9/15/2009	515,782
		Municipal Services--0.1%
790,000	[1,2]	Army Hawaii Family Housing, 5.524%, 6/15/2050	523,920
1,560,000	[1,2]	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	1,048,336
		TOTAL	1,572,256
		Sovereign--0.0%
1,415,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	1,410,136
		Technology--1.3%
1,110,000		BMC Software, Inc., 7.25%, 6/1/2018	985,193
4,450,000		Cisco Systems, Inc., Note, 5.25%, 2/22/2011	4,714,709
890,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.50%, 2/22/2016	918,608
4,730,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	4,347,012
1,030,000		Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.50%, 3/15/2011	1,042,929
2,080,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	1,909,137
4,200,000		Harris Corp., 5.95%, 12/1/2017	3,681,912
4,340,000		Hewlett-Packard Co., 6.125%, 3/1/2014	4,627,425
2,850,000		Hewlett-Packard Co., Note, 5.40%, 3/1/2017	2,843,317
2,500,000		Hewlett-Packard Co., Note, 6.50%, 7/1/2012	2,682,872
5,000,000		IBM Corp., 7.625%, 10/15/2018	5,669,618
500,000		IBM Corp., Deb., 6.22%, 8/1/2027	507,218
135,000		IBM Corp., Deb., 7.50%, 6/15/2013	154,706
3,150,000		IBM Corp., Deb., 8.375%, 11/1/2019	3,720,964
1,000,000		IBM Corp., Sr. Note, 5.70%, 9/14/2017	1,020,975
3,800,000		KLA-Tencor Corp., 6.90%, 5/1/2018	3,001,164
		TOTAL	41,827,759
		Transportation - Airlines--0.2%
5,110,000		Southwest Airlines Co., 6.50%, 3/1/2012	4,934,501
		Transportation - Railroads--0.5%
3,730,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	3,555,728
3,000,000		Canadian National Railway Co., 5.55%, 5/15/2018	2,959,055
1,850,000		Canadian Pacific RR, 7.125%, 10/15/2031	1,469,742
295,000		Norfolk Southern Corp., Note, 6.75%, 2/15/2011	309,412
3,900,000		Norfolk Southern Corp., Sr. Unsecd. Note, 5.75%, 4/1/2018	3,832,192
1,560,000		Union Pacific Corp., 4.875%, 1/15/2015	1,467,386
2,000,000		Union Pacific Corp., 7.875%, 1/15/2019	2,210,522
		TOTAL	15,804,037
		Transportation - Services--0.1%
2,030,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	1,334,184
500,000		Ryder System, Inc., Unsecd. Note, Series MTN, 4.625%, 4/1/2010	483,451
		TOTAL	1,817,635
		Utility - Electric--2.1%
2,500,000		Alabama Power Co., 5.70%, 2/15/2033	2,501,690
850,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	652,285
8,100,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	7,781,803
1,500,000		Consolidated Edison Co., 5.85%, 4/1/2018	1,555,067
690,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.50%, 9/15/2016	696,555
2,950,000		Dominion Resources, Inc., 8.875%, 1/15/2019	3,466,758
2,775,000		Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.35%, 8/15/2038	2,985,324
2,990,000	[1,2]	Electricite De France, 5.50%, 1/26/2014	3,156,761
250,000		Enersis S.A., Note, 7.40%, 12/1/2016	256,875
250,000		Entergy Gulf States, Inc., 1st Mtg. Bond, 4.875%, 11/1/2011	247,768
1,360,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	1,549,149
3,000,000		FPL Group Capital, Inc., Unsecd. Note, 5.35%, 6/15/2013	3,093,459
2,462,032	[1,2]	Great River Energy, 1st Mtg. Note, 5.829%, 7/1/2017	2,262,908
3,730,000		MidAmerican Energy Co., 4.65%, 10/1/2014	3,734,144
1,060,000		National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/2018	998,736
2,690,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 5.50%, 7/1/2013	2,765,814
860,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	870,249
1,020,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	704,293
3,000,000		PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011	3,112,538
810,000		PSI Energy, Inc., Bond, 6.05%, 6/15/2016	809,330
710,000		Pacific Gas & Electric Co., 6.05%, 3/1/2034	706,048
5,050,000		Pacific Gas & Electric Co., Unsecd. Note, 4.20%, 3/1/2011	5,118,166
3,700,000		Union Electric Co., 6.00%, 4/1/2018	3,471,602
7,340,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.10%, 11/30/2012	7,559,616
6,000,000		Westar Energy, Inc., 1st Mtg. Bond, 8.625%, 12/1/2018	6,575,010
		TOTAL	66,631,948
		Utility - Natural Gas Distributor--0.4%
3,500,000		Atmos Energy Corp., 4.00%, 10/15/2009	3,505,392
2,000,000		Atmos Energy Corp., 5.125%, 1/15/2013	1,889,519
3,000,000		Sempra Energy, Sr. Unsecd. Note, 9.80%, 2/15/2019	3,325,546
3,000,000		Southern California Gas Co., 1st Mtg. Bond, 5.50%, 3/15/2014	3,206,738
		TOTAL	11,927,195
		Utility - Natural Gas Pipelines--0.5%
500,000		ANR Pipeline Co., Sr. Deb., 9.625%, 11/1/2021	561,538
1,205,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	1,171,313
3,750,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	3,276,936
1,925,000		Enterprise Products Operating LLC, Company Guarantee, 9.75%, 1/31/2014	2,087,934
5,900,000		Kinder Morgan Energy Partners LP, 7.50%, 11/1/2010	6,221,927
1,650,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	1,353,136
		TOTAL	14,672,784
		TOTAL CORPORATE BONDS (IDENTIFIED COST $905,743,625)	852,761,104
		ADJUSTABLE RATE MORTGAGES--0.0%
		Federal National Mortgage Association--0.0%
33,993		FNMA ARM 681769, 4.546%, 1/01/2033	34,146
		Government National Mortgage Association--0.0%
2,979		GNMA2 ARM 80201, 30 Year, 5.375%, 5/20/2028	3,019
1,719		GNMA2 ARM 8717, 4.125%, 10/20/2025	1,737
		TOTAL	4,756
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $39,943)	38,902
		ASSET-BACKED SECURITIES--1.2%
		Commercial Mortgage--1.2%
15,950,000		Credit Suisse Mortgage Capital Certificate 2006-C4, Class AAB, 5.439%, 9/15/2039	12,750,015
12,000,000		Credit Suisse Mortgage Capital Certificate 2006-C4, Class AM, 5.509%, 9/15/2039	4,325,407
6,700,000		Merrill Lynch Mortgage Trust 2008-C1, Class AM, 6.266%, 2/12/2051	2,313,828
7,025,000		Morgan Stanley Capital I 2006-IQ12, Class A4, 5.332%, 12/15/2043	4,267,734
22,950,000		Morgan Stanley Capital, Inc. 2007-T27, Class A4, 5.650%, 6/13/2042	13,518,351
		TOTAL	37,175,335
		Financial Institution - Finance Noncaptive--0.0%
404,393		Countrywide Home Loan, Inc., Class 2A1, 6.00%, 2/25/2037	197,848
		Home Equity Loan--0.0%
30,994	[1,2]	125 Home Loan Owner Trust 1998-1A, Class B1, 9.76%, 2/15/2029	20,146
		Utility - Electric--0.0%
1,000,000		Peco Energy Transition Trust 2001-A, Class A1, 6.52%, 12/31/2010	1,037,341
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $64,574,299)	38,430,670
		GOVERNMENT AGENCIES--11.3%
1,500,000		Federal Farm Credit System, Bond, 3.875%, 5/7/2010	1,550,499
1,000,000		Federal Farm Credit System, Bond, 4.20%, 2/19/2015	1,007,661
2,000,000		Federal Farm Credit System, Bond, 4.60%, 5/27/2015	2,056,047
1,000,000		Federal Farm Credit System, Bond, 4.75%, 12/12/2013	1,087,272
1,000,000		Federal Farm Credit System, Bond, 5.50%, 5/29/2014	1,010,539
1,000,000		Federal Farm Credit System, Bond, 5.61%, 4/6/2020	1,014,450
1,000,000		Federal Farm Credit System, Bond, 5.625%, 12/21/2021	1,021,627
2,000,000		Federal Farm Credit System, Bond, 6.00%, 6/1/2016	2,024,848
1,500,000		Federal Farm Credit System, Bond, 6.03%, 12/29/2010	1,622,975
1,000,000		Federal Farm Credit System, Note, Series MTN, 6.82%, 3/16/2009	1,003,395
80,000,000	[4]	Federal Home Loan Bank System, 3.375%, 8/13/2010	82,433,944
45,000,000	[4]	Federal Home Loan Bank System, 3.625%, 10/18/2013	46,511,555
500,000		Federal Home Loan Bank System, 6.50%, 8/14/2009	513,059
1,000,000		Federal Home Loan Bank System, Bond, 4.25%, 6/10/2011	1,053,890
1,000,000		Federal Home Loan Bank System, Bond, 4.25%, 6/14/2013	1,066,035
1,000,000		Federal Home Loan Bank System, Bond, 4.625%, 10/10/2012	1,083,344
1,000,000		Federal Home Loan Bank System, Bond, 5.00%, 12/9/2016	1,069,160
1,000,000		Federal Home Loan Bank System, Bond, 5.10%, 10/22/2012	1,022,110
1,000,000		Federal Home Loan Bank System, Bond, 5.125%, 12/7/2012	1,025,435
1,000,000		Federal Home Loan Bank System, Bond, 5.65%, 4/20/2022	1,038,490
140,000		Federal Home Loan Bank System, Bond, 7.625%, 5/14/2010	150,983
750,000		Federal Home Loan Bank System, Bond, Series 1G-2015, 4.45%, 2/12/2015	760,575
450,000		Federal Home Loan Bank System, Bond, Series 363, 4.50%, 11/15/2012	486,047
150,000		Federal Home Loan Bank System, Bond, Series 6309, 4.00%, 6/22/2009	151,587
535,000		Federal Home Loan Bank System, Series NV09, 6.50%, 11/13/2009	555,783
20,000,000	[4]	Federal Home Loan Mortgage Corp., 3.125%, 2/12/2010	20,402,018
40,000,000	[4]	Federal Home Loan Mortgage Corp., 4.875%, 6/13/2018	43,704,484
55,000,000	[4]	Federal Home Loan Mortgage Corp., 5.125%, 8/23/2010	58,118,841
200,000		Federal Home Loan Mortgage Corp., Note, 4.00%, 12/30/2013	200,125
400,000		Federal Home Loan Mortgage Corp., Note, 4.625%, 4/4/2013	433,877
2,000,000		Federal Home Loan Mortgage Corp., Note, 5.00%, 7/2/2013	2,025,091
1,500,000		Federal Home Loan Mortgage Corp., Note, 5.30%, 5/12/2020	1,475,680
2,000,000		Federal Home Loan Mortgage Corp., Note, 5.40%, 9/12/2013	2,073,168
500,000		Federal Home Loan Mortgage Corp., Note, 5.70%, 10/2/2017	511,138
2,000,000		Federal Home Loan Mortgage Corp., Note, 5.80%, 7/2/2018	2,028,968
500,000		Federal Home Loan Mortgage Corp., Note, 6.00%, 3/23/2021	501,775
15,000,000	[4]	Federal Home Loan Mortgage Corp., Note, Series MTN, 4.75%, 10/4/2010	15,833,015
40,000,000	[4]	Federal National Mortgage Association, 3.875%, 7/12/2013	42,240,416
2,500,000		Federal National Mortgage Association, 5.40%, 3/9/2017	2,579,858
500,000		Federal National Mortgage Association, 5.50%, 5/3/2017	518,524
5,780,000	[4]	Federal National Mortgage Association, Bond, 6.625%, 11/15/2030	7,497,019
250,000		Federal National Mortgage Association, Unsecd. Note, 3.375%, 11/8/2010	251,203
150,000		Federal National Mortgage Association, Unsecd. Note, 4.125%, 4/29/2009	150,942
2,000,000		Federal National Mortgage Association, Unsecd. Note, 4.15%, 4/1/2015	2,019,231
1,000,000		Federal National Mortgage Association, Unsecd. Note, 4.44%, 1/14/2014	1,021,592
1,000,000		Federal National Mortgage Association, Unsecd. Note, 5.52%, 1/26/2017	1,030,894
2,100,000		Federal National Mortgage Association, Unsecd. Note, 5.65%, 3/9/2020	2,103,877
15,000		Housing and Urban Development, U.S. Gov't. Guarantee, Series 99-A, 6.33%, 8/1/2013	15,026
1,000,000		Tennessee Valley Authority, Series C, 6.00%, 3/15/2013	1,134,717
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $342,685,471)	360,192,789
		GOVERNMENTS/AGENCIES--0.6%
		Sovereign--0.6%
17,200,000		Brazil, Government of, 6.00%, 1/17/2017	16,770,000
3,500,000		United Mexican States, 6.625%, 3/3/2015	3,692,500
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $19,856,223)	20,462,500
		U.S. TREASURY--7.6%
		U.S. Treasury Bonds—1.1%
30,000,000	[4]	United States Treasury Bond, 4.50%, 5/15/2038	34,082,814
		U.S. Treasury Notes—6.5%
79,256,600	[4]	U.S. Treasury Inflation-Protected Note, 2.375%, 1/15/2017	78,950,099
68,000,000		United States Treasury Note, 2.75%, 2/15/2019	66,342,500
51,000,000	[4]	United States Treasury Note, 3.75%, 11/15/2018	54,078,676
500,000		United States Treasury Note, 4.25%, 11/15/2014	557,695
6,700,000	[5]	United States Treasury Note, 4.50%, 11/30/2011	7,284,941
500,000		United States Treasury Note, 4.875%, 7/31/2011	544,688
200,000		United States Treasury Note, 5.00%, 8/15/2011	219,492
300,000		United States Treasury Note, 6.00%, 8/15/2009	307,541
100,000		United States Treasury Note, 6.50%, 2/15/2010	105,430
		TOTAL	208,391,062
		TOTAL U.S. TREASURY (IDENTIFIED COST $243,887,673)	242,473,876
		MORTGAGE-BACKED SECURITIES--0.1%
		Federal Home Loan Mortgage Corporation--0.0%
372,951		Federal Home Loan Mortgage Corp., Pool E01157, 6.00%, 6/1/2017	390,571
154,663		Federal Home Loan Mortgage Corp., Pool E90152, 6.00%, 6/1/2017	161,971
38,894		Federal Home Loan Mortgage Corp., Pool M30261, 5.50%, 12/1/2016	39,252
59,238		Federal Home Loan Mortgage Corp., Pool M80777, 4.50%, 9/1/2009	59,427
		TOTAL	651,221
		Federal National Mortgage Association--0.1%
282,604		Federal National Mortgage Association, Pool 254805, 5.00%, 6/1/2013	288,421
125,721		Federal National Mortgage Association, Pool 255014, 4.50%, 11/1/2010	126,885
172,833		Federal National Mortgage Association, Pool 255610, 6.00%, 12/1/2014	181,010
19,852		Federal National Mortgage Association, Pool 390900, 7.50%, 6/1/2012	20,531
581,241		Federal National Mortgage Association, Pool 720673, 5.00%, 6/1/2018	602,495
		TOTAL	1,219,342
		Government National Mortgage Association--0.0%
37,930		Government National Mortgage Association, Pool 412615, 7.50%, 6/15/2026	40,140
1,881		Government National Mortgage Association, Pool 432701, 8.00%, 6/15/2026	2,001
4,380		Government National Mortgage Association, Pool 433329, 7.50%, 12/15/2026	4,635
1,466		Government National Mortgage Association, Pool 433505, 7.50%, 4/15/2027	1,552
3,121		Government National Mortgage Association, Pool 444274, 7.50%, 1/15/2027	3,305
349		Government National Mortgage Association, Pool 446820, 8.00%, 8/15/2027	371
244,982		Government National Mortgage Association, Pool 456873, 6.50%, 5/15/2028	255,799
8,916		Government National Mortgage Association, Pool 460881, 7.00%, 7/15/2028	9,491
9,486		Government National Mortgage Association, Pool 468225, 6.50%, 9/15/2028	9,996
1,790		Government National Mortgage Association, Pool 571225, 6.50%, 10/15/2031	1,884
407,562		Government National Mortgage Association, Pool 615490, 4.50%, 8/15/2033	409,879
100,849		Government National Mortgage Association, Pool 780626, 7.00%, 8/15/2027	107,350
		TOTAL	846,403
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,626,395)	2,716,966
		COLLATERALIZED MORTGAGE OBLIGATIONS--2.5%
		Commercial Mortgage--2.5%
18,800,000		Banc of America Commercial Mortgage, Inc. 2007-1, Class A2, 5.381%, 1/15/2049	14,226,998
5,000,000		Banc of America Commercial Mortgage, Inc. 2007-4, Class A4, 5.745%, 2/10/2051	2,959,446
10,800,000		CS First Boston Mortgage Securities Corp. 2005-C6, Class A2FX, 5.207%, 12/15/2040	9,820,430
20,000,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4, Class A3, 5.293%, 12/11/2049	11,516,380
22,260,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Class A4, 5.886%, 11/15/2044	13,150,852
7,120,000		JP Morgan Chase Commercial Mortgage Securities 2007-CB19, Class A2, 5.747%, 2/12/2049	5,258,651
16,000,000		LB-UBS Commercial Mortgage Trust 2008-C1, Class A2, 6.149%, 4/15/2041	9,645,334
3,000,000		Merrill Lynch Mortgage Trust 2008-C1, Class A2, 5.425%, 2/12/2051	2,108,267
10,000,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Class A2, 5.331%, 3/12/2051	7,353,251
10,000,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Class A4, 5.485%, 3/12/2051	5,663,134
		TOTAL	81,702,743
		Federal National Mortgage Association--0.0%
21,780		Federal National Mortgage Association REMIC 1988-16 B, 9.50%, 6/25/2018	24,006
9,863		Federal National Mortgage Association REMIC 1989-35 G, 9.50%, 7/25/2019	10,982
		TOTAL	34,988
		Government National Mortgage Association--0.0%
372,747		Government National Mortgage Association REMIC 0486C TA, 4.00%, 7/20/2034	372,572
		Non-Agency Mortgage--0.0%
9,308	[1,2]	SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 5.866%, 1/28/2027	4,654
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $123,882,293)	82,114,957
		MUNICIPAL--0.0%
100,000		Pennsylvania State Turnpike Commission, Revenue Bonds (Series A2), 3.74% Bonds (Assured Guaranty Corp. GTD), 6/1/2009 (IDENTIFIED COST $100,000)	100,052
		PREFERRED STOCK--0.0%
		Finance – Commercial --0.0%
26	[1,2]	Preferred Blocker, Inc., Pfd., Series 144A, 7.00% (IDENTIFIED COST $8,185)	4,441
		MUTUAL FUNDS—66.5%[6]
138,709,436		Federated Mortgage Core Portfolio	1,377,384,699
35,314,496		High Yield Bond Portfolio	166,331,274
582,729,081	[7,8]	Prime Value Obligations Fund, Institutional Shares, 1.32%	582,729,081
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $2,146,824,706)	2,126,445,054
		TOTAL INVESTMENTS---116.5% (IDENTIFIED COST $3,850,228,813)[9]	3,725,741,311
		OTHER ASSETS AND LIABILITIES---NET---(16.5)%[10]	(526,608,172)
		TOTAL NET ASSETS---100%	$3,199,133,139

At February 28, 2009, the Fund had the following open futures contracts:
Descriptions	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[11]Germany Euro Bund Eurex Deutschland Long Futures	1,265	$157,745,500	March 2009	$2,551,835
[11]Germany Euro Schatz Eurex Deutschland Long Futures	1,390	$150,439,700	March 2009	$1,612,540
UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$4,164,375

Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities – Net”.

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2009, these restricted securities amounted to $49,399,153, which represented 1.5% of total net assets.

2
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At February 28, 2009, these liquid restricted securities amounted to $49,399,153 which represented 1.5% of total net assets.

3	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns’ outstanding registered debt securities.
4	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of February 28, 2009, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$469,737,739	$486,646,000

5	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
6	Affiliated companies.
7	All or a portion of this security is held as collateral for securities lending.
8	7-Day net yield.
9
At February 28, 2009, the cost of investments for federal tax purposes was $3,850,228,813. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $124,487,502. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $56,873,079 and net unrealized depreciation from investments for those securities having an excess of cost over value of $181,360,581.

10
Assets other than investments in securities, less liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund received cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities such as repurchase agreements or money market mutual funds.

11	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Shares of other mutual funds are valued based upon their reported NAVs.
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices and Investments in Mutual Funds	$2,126,445,054	$4,164,375
Level 2 – Other Significant Observable Inputs	1,599,296,257	---
Level 3 – Significant Unobservable Inputs	---	---
Total	$3,725,741,311	$4,164,375

*Other financial instruments include futures contracts.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
FNMA	--Federal National Mortgage Association
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
MTN	--Medium Term Note
REITs	--Real Estate Investments Trusts
REMIC	--Real Estate Mortgage Investment Conduit

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Total Return Series, Inc.

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	April 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	April 20, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	April 20, 2009